IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Impairment Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2012, 2011, and 2010 are summarized as follows:

Year ended December 31, 2012	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(21)	—	(2)	(23)
ST-Ericsson restructuring plan	—	(1)	—	(1)
ST-Ericsson cost savings plan	—	(10)	(10)	(20)
ST-Ericsson April 2012 restructuring plan	(2)	(60)	(4)	(66)
ST-Ericsson exit	(544)	—		(544)
Digital restructuring plan	(7)	(13)	—	(20)
Annual impairment test	(694)	—	—	(694)
Other restructuring initiatives	—	—	(8)	(8)
Total	(1,268)	(84)	(24)	(1,376)

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)

Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheet

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2010 to December 31, 2012 are summarized as follows:

	ST-Ericsson April 2012 restructuring plan	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Digital restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2010	—	—	60	—	57	19	136
Charges incurred in 2011	—	26	7	—	35	7	75
Adjustments for unused provisions	—	—	(1)	—	(1)	(2)	(4)
Amounts paid	—	(6)	(50)	—	(87)	(11)	(154)
Currency translation effect	—	(1)	1	—	—	—	—

Provision as at December 31, 2011	—	19	17	—	4	13	53
Charges incurred in 2012	73	22	1	13	2	11	122
Adjustments for unused provisions	(9)	(2)	—	—	—	(3)	(14)
Amounts paid	(25)	(28)	(12)	(1)	(3)	(4)	(73)
Currency translation effect	3	—	—	—	—	—	3

Provision as at December 31, 2012	42	11	6	12	3	17	91